Summary of Purchase Price Allocation (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Apr. 02, 2022	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Cash			$ 1,840
Goodwill	$ 42,575	$ 39,344			$ 19,619	$ 16,140
Net assets acquired			15,854
Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Cash			2,604	$ 2,604
Accounts receivable			10,855	10,855
Other current assets			1,337	1,337
Equity investment				2,450
Fixed assets			108	108
Digital content			355	355
Advertiser relationships				6,202
Trade names			2,261	2,261
Goodwill			2,587	2,587
Accounts payable			(7,416)	(7,416)
Accrued expenses and other			(2,440)	(2,440)
Unearned revenue			(1,203)	(1,203)
Other long-term liabilities				(543)
Deferred tax liabilities			$ (1,303)	(1,303)
Net assets acquired				$ 15,854